Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Operating Segments
Financial information by business segment as of and for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Banking business
	Corporate banking		Retail banking		Other banking services		Sub-total		Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustments		Total

	(In millions of Korean won)
Net operating revenues from external customers	￦	2,833,601	￦	2,918,826	￦	1,797,921	￦	7,550,348	￦	1,448,409	￦	1,027,269	￦	1,538,230	￦	237,416	￦	690,970	￦	—	￦	12,492,642
Intersegment net operating revenues (expenses)		178,199		—		108,118		286,317		(6,366)		5,976		(183,480)		(9,655)		324,910		(417,702)		—

		3,011,800		2,918,826		1,906,039		7,836,665		1,442,043		1,033,245		1,354,750		227,761		1,015,880		(417,702)		12,492,642

Net interest income		3,238,002		3,178,280		338,484		6,754,766		510,566		615,951		1,265,703		260,925		314,832		(469)		9,722,274
Interest income		4,899,943		4,519,579		1,036,643		10,456,165		820,100		616,852		1,631,520		261,056		726,668		(26,614)		14,485,747
Interest expense		(1,661,941)		(1,341,299)		(698,159)		(3,701,399)		(309,534)		(901)		(365,817)		(131)		(411,836)		26,145		(4,763,473)
Net fee and commission income (expenses)		363,459		406,603		297,860		1,067,922		916,758		(171,220)		400,485		(18,059)		776,282		(13,229)		2,958,939
Fee and commission income		480,190		529,178		440,319		1,449,687		1,037,545		8,571		1,485,718		98		871,499		(326,094)		4,527,024
Fee and commission expense		(116,731)		(122,575)		(142,459)		(381,765)		(120,787)		(179,791)		(1,085,233)		(18,157)		(95,217)		312,865		(1,568,085)
Net insurance income (expenses)		—		—		—		—		—		376,827		13,283		(91,410)		—		1,293		299,993
Insurance income		—		—		—		—		—		12,367,894		23,989		2,026,052		—		(31,295)		14,386,640
Insurance expense		—		—		—		—		—		(11,991,067)		(10,706)		(2,117,462)		—		32,588		(14,086,647)
Net gains (losses) on financial instruments at fair value through profit or loss		(52,493)		—		296,676		244,183		117,792		259,274		5,904		71,350		396,626		(83,763)		1,011,366
Net other operating income (expenses)		(537,168)		(666,057)		973,019		(230,206)		(103,073)		(47,587)		(330,625)		4,955		(471,860)		(321,534)		(1,499,930)
General and administrative expenses	￦	(1,555,089)	￦	(2,072,515)	￦	(573,742)	￦	(4,201,346)	￦	(844,503)	￦	(810,923)	￦	(514,845)	￦	(152,271)	￦	(405,530)	￦	114,606	￦	(6,814,812)
Operating income before provision for credit losses		1,456,711		846,311		1,332,297		3,635,319		597,540		222,322		839,905		75,490		610,350		(303,096)		5,677,830
Reversal (provision) of credit losses		(204,302)		(264,943)		(14,937)		(484,182)		(23,827)		7,569		(396,376)		472		(148,127)		973		(1,043,498)
Net operating income		1,252,409		581,368		1,317,360		3,151,137		573,713		229,891		443,529		75,962		462,223		(302,123)		4,634,332
Share of profit (loss) of associates and joint ventures		—		—		(48,158)		(48,158)		3,598		(42)		1,127		1		553		(829)		(43,750)
Net other non-operating income (expenses)		5,490		—		23,354		28,844		4,472		16,142		(6,636)		(16,270)		40,927		121,911		189,390
Segment profit before income tax expense		1,257,899		581,368		1,292,556		3,131,823		581,783		245,991		438,020		59,693		503,703		(181,041)		4,779,972
Income tax expense		(339,728)		(159,876)		(312,700)		(812,304)		(156,135)		(68,821)		(114,027)		(27,167)		(97,268)		11,328		(1,264,394)

Profit for the year	￦	918,171	￦	421,492	￦	979,856	￦	2,319,519	￦	425,648	￦	177,170	￦	323,993	￦	32,526	￦	406,435	￦	(169,713)	￦	3,515,578

Profit attributable to shareholders of the Parent Company		917,956		421,492		958,747		2,298,195		425,622		177,181		324,662		32,526		404,381		(194,119)		3,468,448
Profit (loss) attributable to non-controlling interests		215		—		21,109		21,324		26		(11)		(669)		—		2,054		24,406		47,130
Total assets*		164,323,181		161,330,053		112,790,880		438,444,114		57,570,654		39,125,869		24,071,645		35,546,572		47,408,052		(31,446,962)		610,719,944
Total liabilities*		167,236,387		176,571,944		64,227,709		408,036,040		52,516,488		35,093,312		19,789,959		32,524,518		21,598,232		(2,240,962)		567,317,587

	2021
	Banking business								Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustments		Total
	Corporate banking		Retail banking		Other banking services		Sub-total

	(In millions of Korean won)
Net operating revenues from external customers	￦	3,589,404	￦	2,958,198	￦	1,585,192	￦	8,132,794	￦	1,675,977	￦	1,285,593	￦	1,773,989	￦	631,065	￦	984,185	￦	—	￦	14,483,603
Intersegment net operating revenues (expenses)		34,771		—		271,887		306,658		11,002		(53,017)		(158,545)		(7,273)		98,215		(197,040)		—

		3,624,175		2,958,198		1,857,079		8,439,452		1,686,979		1,232,576		1,615,444		623,792		1,082,400		(197,040)		14,483,603

Net interest income		3,802,477		3,541,539		384,460		7,728,476		556,386		625,228		1,390,753		519,609		411,874		(2,754)		11,229,572
Interest income		5,317,800		4,437,930		918,631		10,674,361		824,775		634,816		1,768,215		523,882		816,515		(31,686)		15,210,878
Interest expense		(1,515,323)		(896,391)		(534,171)		(2,945,885)		(268,389)		(9,588)		(377,462)		(4,273)		(404,641)		28,932		(3,981,306)
Net fee and commission income (expenses)		390,619		392,060		405,202		1,187,881		1,014,801		(173,348)		546,022		(26,895)		1,068,648		8,474		3,625,583
Fee and commission income		534,749		535,530		516,665		1,586,944		1,201,670		10,418		1,644,806		433		1,187,661		(308,326)		5,323,606
Fee and commission expense		(144,130)		(143,470)		(111,463)		(399,063)		(186,869)		(183,766)		(1,098,784)		(27,328)		(119,013)		316,800		(1,698,023)
Net insurance income		—		—		—		—		—		493,271		11,589		56,871		—		(5,020)		556,711
Insurance income		—		—		—		—		—		12,722,178		21,711		3,406,145		—		(42,176)		16,107,858
Insurance expense		—		—		—		—		—		(12,228,907)		(10,122)		(3,349,274)		—		37,156		(15,551,147)
Net gains on financial instruments at fair value through profit or loss		29,407		—		313,427		342,834		123,183		369,864		3,431		137,343		184,467		(165,818)		995,304
Net other operating income (expenses)		(598,328)		(975,401)		753,990		(819,739)		(7,391)		(82,439)		(336,351)		(63,136)		(582,589)		(31,922)		(1,923,567)
General and administrative expenses	￦	(1,831,948)	￦	(2,036,855)	￦	(533,928)	￦	(4,402,731)	￦	(855,142)	￦	(833,597)	￦	(577,734)	￦	(203,198)	￦	(438,170)	￦	109,719	￦	(7,200,853)
Operating income before provision for credit losses		1,792,227		921,343		1,323,151		4,036,721		831,837		398,979		1,037,710		420,594		644,230		(87,321)		7,282,750
Reversal (provision) of credit losses		(392,956)		(125,876)		(3,896)		(522,728)		(18,438)		(5,476)		(465,342)		1,677		(175,568)		742		(1,185,133)
Net operating income		1,399,271		795,467		1,319,255		3,513,993		813,399		393,503		572,368		422,271		468,662		(86,579)		6,097,617
Share of profit (loss) of associates and joint ventures		—		—		57,156		57,156		14,484		(143)		785		—		9,411		11,833		93,526
Net other non-operating income (expenses)		(9,237)		—		(70,368)		(79,605)		(18,307)		17,446		(7,378)		(158)		2,408		(23,943)		(109,537)
Segment profit before income tax expense		1,390,034		795,467		1,306,043		3,491,544		809,576		410,806		565,775		422,113		480,481		(98,689)		6,081,606
Income tax expense		(368,577)		(218,753)		(366,185)		(953,515)		(215,424)		(108,715)		(144,611)		(132,510)		(148,044)		5,594		(1,697,225)

Profit for the year	￦	1,021,457	￦	576,714	￦	939,858	￦	2,538,029	￦	594,152	￦	302,091	￦	421,164	￦	289,603	￦	332,437	￦	(93,095)	￦	4,384,381

Profit attributable to shareholders of the Parent Company		1,022,699		576,714		991,351		2,590,764		594,301		301,836		418,898		289,603		330,563		(116,422)		4,409,543
Profit (loss) attributable to non-controlling interests		(1,242)		—		(51,493)		(52,735)		(149)		255		2,266		—		1,874		23,327		(25,162)
Total assets*		189,310,448		169,513,344		124,741,106		483,564,898		55,493,984		41,472,227		27,349,561		36,921,678		52,929,567		(33,836,081)		663,895,834
Total liabilities*		197,834,530		180,815,013		72,026,442		450,675,985		50,008,422		37,328,955		22,793,919		34,166,882		23,191,051		(2,563,300)		615,601,914

*	Assets and liabilities of the reporting segments are amounts before intersegment transactions.

Summary of Products and Services
Net operating revenues from external customers by service for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021

	(In millions of Korean won)
Banking service	￦	6,946,626	￦	7,550,348	￦	8,132,794
Securities service		1,113,200		1,448,409		1,675,977
Non-life insurance service		1,185,600		1,027,269		1,285,593
Credit card service		1,470,910		1,538,230		1,773,989
Life insurance service		107,404		237,416		631,065
Others		608,111		690,970		984,185

	￦	11,431,851	￦	12,492,642	￦	14,483,603

Summary of Geographical Areas
Geographical net operating revenues from external customers for the years ended December 31, 2019, 2020 and 2021, and major non-current
assets as of December 31, 2020 and 2021, are as follows:

	Net operating revenues from external customers						Major non-current assets
	2019		2020		2021		December 31, 2020		December 31, 2021

	(In millions of Korean won)
Domestic	￦	11,142,264	￦	11,891,540	￦	13,525,769	￦	10,216,017	￦	9,853,970
United States		72,945		114,044		112,388		45,353		45,530
New Zealand		6,946		3,554		12,857		2,385		1,932
China		109,574		84,821		127,939		13,971		21,416
Cambodia		19,534		250,426		410,482		32,354		35,668
United Kingdom		10,037		28,681		29,764		81,879		86,361
Indonesia		—		44,392		166,683		387,237		437,088
Others		70,551		75,184		97,721		51,288		20,446
Consolidation adjustments		—		—		—		487,742		518,788

	￦	11,431,851	￦	12,492,642	￦	14,483,603	￦	11,318,226	￦	11,021,199